Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
US [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	1	1	1
US [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	1	1	1
RMB [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	6.9956	7.2985	7.0798
RMB [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	7.1876	7.1887	7.0748